CAPITAL STRUCTURE AND FINANCIAL ITEMS - CHANGE IN WORKING CAPITAL - Change in Working Capital (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Inventories	DKK (1,032)	DKK (1,583)	DKK (1,401)
Trade receivables	69	(4,749)	(2,444)
Other receivables and prepayments	(17)	(154)	493
Trade payables	(401)	1,084	(23)
Other liabilities	265	1,526	1,604
Adjustment for payables related to non-current assets	(1,143)	0	0
Adjustment for the partial divestment of NNIT A/S	0	0	(207)
Change in working capital before exchange rate adjustments	(2,259)	(3,876)	(1,978)
Exchange rate adjustments	(1,375)	168	(179)
Cash flow change in working capital	DKK (3,634)	DKK (3,708)	DKK (2,157)